Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS

The Company amended its 2009 share incentive plan in February 2018. Under the amended plan, the Company may grant options, RSAs, RSUs or SARs to its officers, employees, directors and other eligible persons and up to 83,000,000 Class A ordinary shares of the Company may be issued in association with such grants. The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the amended plan.